Note 16 - Right-of-use Assets - Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 12,034
Initial adoption		3,682
Additions	2,494	14,703
Remeasurements	2,779	1,918
Depreciation and amortization	(2,961)	(1,967)
Impairment		(6,302)
Additions	2,494	14,703
Remeasurements	2,779	1,918
Disposals	(16)
Balance	14,330	12,034
Land and buildings [member]
Statement Line Items [Line Items]
Balance	4,207
Initial adoption		2,624
Additions	1,939	571
Remeasurements	2,789	1,686
Depreciation and amortization	(848)	(674)
Impairment
Additions	1,939	571
Remeasurements	2,789	1,686
Disposals
Balance	8,087	4,207
Machinery and Equipment [member]
Statement Line Items [Line Items]
Balance	7,812
Initial adoption		1,036
Additions	554	14,132
Remeasurements	(10)	232
Depreciation and amortization	(2,106)	(1,286)
Impairment		(6,302)
Additions	554	14,132
Remeasurements	(10)	232
Disposals	(16)
Balance	6,234	7,812
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Balance	15
Initial adoption		22
Additions
Remeasurements
Depreciation and amortization	(7)	(7)
Impairment
Additions
Remeasurements
Disposals
Balance	$ 8	$ 15